Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Payables and Accruals [Abstract]
Taxes payable	$ 160		$ 332
Employee withheld taxes, social security and vacation payment	122		105
Intangible liabilities - unfavorable contracts	116	[1]	109	[1]
Accrued interest expense	77		70
Liabilities relating to investment in shares	167	[2]	198	[2]
Deferred mobilization revenue	178		192
Derivative financial instruments	372	[3]	145	[3]
Accrued expenses	292		458
Construction obligation	428	[4]	483	[4]
Other current liabilities	22		22
Total other current liabilities	$ 1,934		$ 2,114

[1]	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Notes 12 and 21 to the consolidated financial statements included herein.
[2]	Liabilities relating to investment in shares primarily represents amounts owed in respect of the Company's share forward purchase contracts for Sevan Drilling. See Note 12 to the consolidated financial statements included herein.
[3]	Derivative financial instruments consist of unrealized losses on various types of derivatives.
[4]	The construction obligation has been recognized upon the acquisition of Sevan Drilling. See Note 12 to the consolidated financial statements included herein.